Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Nov. 21, 2017	Jan. 31, 2013 USD ($)	Dec. 31, 2017 USD ($) Branch Segment Property shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Common stock exchange			1
Number of branch locations | Branch			6
Number of branch offices | Branch			2
Number of segments | Segment			2
Mortgage and commercial loans period			90 days
Credit card and personal loans period			180 days
Credit card loan accrual period			90 days
Minimum required sustained performance			6 months
Interest or penalties accrued			$ 0	$ 0		$ 0
Stock options outstanding | shares			13,378	13,116
Stock dividend, percentage	2.00%		2.00%	2.00%		2.00%
Dividends Payable, date declared	Nov. 21, 2017
Dividends Payable, date to be paid	Dec. 27, 2017
Dividends Payable, date of record	Dec. 15, 2017
Number of property | Property			1
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect			$ 155,000
Retained Earnings [Member]
Business Acquisition [Line Items]
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect			155,000
Accumulated Other Comprehensive Income (Loss) [Member]
Business Acquisition [Line Items]
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings,tax effect			$ (155,000)
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Preferred stock issued		$ 7,900,000
Dividends rate		5.30%
Voting rights			The preferred stock has no voting rights
Preferred Stock Series C [Member]
Business Acquisition [Line Items]
Preferred stock issued					$ 2,800,000
Dividends rate					5.30%
Voting rights			The preferred stock has no voting rights
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			7 years
Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			5 years
Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			7 years
Building [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			10 years
Building [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			39 years
Leasehold Improvements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			10 years
Leasehold Improvements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			39 years
Anson BanCorp Inc [Member]
Business Acquisition [Line Items]
Acquisition			Jan. 19, 2000
Gateway Mortgage Inc [Member]
Business Acquisition [Line Items]
Acquisition			Aug. 04, 2000
Cabarrus Bank and Trust Company [Member]
Business Acquisition [Line Items]
Date of capitalization of new wholly-owned subsidiary			Apr. 10, 2003
Uwharrie Mortgage Inc [Member]
Business Acquisition [Line Items]
Date of subsidiary incorporation			Apr. 07, 2004